Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

2. FAIR VALUE MEASUREMENTS

The Company measures certain financial instruments at fair value in our balance sheets. The fair value of these instruments is based on valuations that include inputs that can be classified within one of the three levels of a hierarchy. Level 1 inputs include quoted market prices in an active market for identical assets or liabilities. Level 2 inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data. Level 3 inputs are unobservable and corroborated by little or no market data.

Except for the bond portfolio, which is required by authoritative accounting guidance to be recorded at fair value in our Balance Sheets, the Company elected not to record any other financial assets or liabilities at fair value on a recurring basis. We recorded an aggregate allowance for losses on our Agape bonds (see Note 3), which totaled $320,000 and $200,000 for the periods ended June 30, 2016 and December 31, 2015, respectively.

The following table summarizes the Company’s financial instruments that were measured at fair value on a recurring basis:

		Fair Value Measurement
June 30, 2016	Fair Value	Level 3

Bond portfolio	$11,279,428	$11,279,428

		Fair Value Measurement
December 31, 2015	Fair Value	Level 3

Bond portfolio	$10,513,428	$10,513,428

We determine the fair value of the bond portfolio shown in the table above by comparing it with similar instruments in inactive markets. The analysis reflects the contractual terms of the bonds, which are callable at par by the issuer at any time, and the anticipated cash flows of the bonds, and uses observable and unobservable market-based inputs. Unobservable inputs include our internal credit rating and selection of similar bonds for valuation.

The change in Level 3 assets measured at fair value on a recurring basis is summarized as follows:

Bond Portfolio

Balance at December 31, 2015	$10,513,428
Purchases	930,000
Proceeds	(44,000)
Additional Bond Fund Reserve	(120,000)
Balance at June 30, 2016	$11,279,428

Real estate held for sale and impaired loans are recorded at fair value on a nonrecurring basis. The fair value of real estate held for sale was based upon the listed sales price less expected selling costs, which is a Level 3 input. The resulting impairment charges were $48,979 and $193,104 for the periods ended June 30, 2016 and December 31, 2015, respectively. A reduction in impairment charges of approximately $62,000 occurred due to the sale of one property held for sale for the quarter ended June 30, 2016.

The following table summarizes the Company’s financial instruments that were measured at fair value on a nonrecurring basis:

	June 30, 2016
	Level 1	Level 2	Level 3	Fair Value at June 30, 2016
Impaired Loans	$—	$—	$1,196,884	$1,196,884
Real estate held for resale	—	—	340,872	340,872
	$—	$—	$1,537,756	$1,537,756

	December 31, 2015
	Level 1	Level 2	Level 3	Fair Value at December 31, 2015
Impaired Loans	$—	$—	$1,197,302	$1,197,302
Real estate held for resale	—	—	697,422	697,422
	$—	$—	$1,894,724	$1,894,724

 The change in Level 3 assets measured at fair value on a nonrecurring basis is summarized as follows:

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2015	$1,197,302	$697,422
Additions/Acquisitions	221,683	134,173
Dispositions/Proceeds	(134,173)	(471,550)
Provision for other than temporary losses	(87,968)	(19,173)
Balance at June 30, 2016	$1,196,844	$340,872

2. FAIR VALUE MEASUREMENT

The Company measures certain financial instruments at fair value in our balance sheets. The fair value of these instruments is based on valuations that include inputs that can be classified within one of the three levels of a hierarchy. Level 1 inputs include quoted market prices in an active market for identical assets or liabilities. Level 2 inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data. Level 3 inputs are unobservable and corroborated by little or no market data.

Except for the bond portfolio, which is required by authoritative accounting guidance to be recorded at fair value in our balance sheets, the Company elected not to record any other financial assets or liabilities at fair value on a recurring basis. We recorded an aggregate allowance for losses on our Agape bonds (Note 3), which totaled $200,000 for the years ended December 31, 2015 and 2014.

The following table summarizes the Company’s financial instruments that were measured at fair value on a recurring basis:

		Fair Value Measurement
December 31, 2015	Fair Value	Level 3

Bond portfolio	$10,513,428	$10,513,428

		Fair Value Measurement
December 31, 2014	Fair Value	Level 3

Bond portfolio	$8,808,603	$8,808,603

We determine the fair value of the bond portfolio shown in the table above by comparing it with similar instruments in inactive markets. The analysis reflects the contractual terms of the bonds, which are callable at par by the issuer at any time, and the anticipated cash flows of the bonds and uses observable and unobservable market-based inputs. Unobservable inputs include our internal credit rating and selection of similar bonds for valuation.

The change in Level 3 assets measured at fair value on a recurring basis is summarized as follows:

Bond Portfolio

Balance at December 31, 2014	$8,808,603
Purchases	1,850,053
Proceeds	(145,228)
Balance at December 31, 2015	$10,513,428

Real estate held for sale and impaired loans are recorded at fair value on a nonrecurring basis. The fair value of real estate held for sale was based upon the listed sales price less expected selling costs, which is a Level 3 input. The resulting impairment charges were $193,104 and $45,000 for the years ended December 31, 2015 and 2014, respectively.

The following table summarizes the Company’s financial instruments that were measured at fair value on a nonrecurring basis:

	December 31, 2015
	Level 1	Level 2	Level 3	Fair Value at December 31, 2015
Impaired Loans	$—	$—	$1,197,302	$1,197,302
Real estate held for resale	—	—	697,422	697,422
	$—	$—	$1,894,724	$1,894,724

	December 31, 2014
	Level 1	Level 2	Level 3	Fair Value at December 31, 2014
Impaired Loans	$—	$—	$1,536,006	$1,536,006
Real estate held for resale	—	517,422	—	517,422
	$—	$517,422	$1,536,006	$2,053,428

The change in Level 3 assets measured at fair value on a nonrecurring basis is summarized as follows:

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2014	$1,536,006	$517,422
Additions/Acquisitions	433,310	576,727
Dispositions/Proceeds	(631,109)	(203,623)
Impairment for other than temporary losses	(308,168)	(193,104)
Balance at December 31, 2015	$1,030,652	$697,422